UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8507

Ironwood Series Trust

P.O. Box 588

Portland, ME 04112

(800) 472-6114

Warren J. Isabelle, President

Suite 240

21 Custom House Street

Boston, MA 02109

(800) 472-6114

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – September 30, 2008

Item 1. Schedule of Investments.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares	Security	Market Value
	Common Stock - 96.21%

	Consumer Discretionary & Services - 6.76%
87,675	4Kids Entertainment, Inc. †	$618,986
694,205	Danka Business Systems plc, ADR †	55,536
20,410	Hooker Furniture Corp.	362,278
322,774	Westaff, Inc. †	116,199

		1,152,999

	Consumer Staples - 2.48%
26,700	Chiquita Brands International, Inc. †	422,127

	Energy - 3.66%
80,300	CE Franklin, Ltd. †	540,419
13,355	International Coal Group, Inc. †	83,335

		623,754

	Financials - 8.48%
47,895	Citizens First Bancorp, Inc.	256,238
37,665	Eastern Insurance Holdings, Inc.	505,464
15,020	Hanover Insurance Group, Inc.	683,710

		1,445,412

	Health Care - 18.49%
8,970	Analogic Corp.	446,347
223,576	Ariad Pharmaceuticals, Inc. †	552,233
180,990	Durect Corp. †	1,013,544
393,195	Novavax, Inc. †	1,140,266

		3,152,390

	Materials & Processing - 30.37%
24,005	AM Castle & Co.	414,806
9,125	Ampco-Pittsburgh Corp.	236,338
117,600	Chemtura Corp.	536,256
144,118	ICO, Inc. †	808,502
426,750	Industrial Enterprises of America, Inc. †	27,739
100,560	Material Sciences Corp. †	578,220
28,325	MFRI, Inc. †	318,656
56,550	Novagold Resources, Inc. †	368,141
17,030	Olin Corp.	330,382
174,045	Omnova Solutions, Inc. †	346,350
126,895	PolyOne Corp. †	818,473
38,750	Wausau Paper Corp.	392,537

		5,176,400

	Producer Durables - 17.33%
149,625	Allied Defense Group, Inc. †	918,697
259,300	Magnetek, Inc. †	1,050,165
299,475	Proliance International, Inc. †	224,606
58,975	Williams Controls, Inc. †	759,598

		2,953,066

	Technology - 8.64%
152,334	ActivIdentity Corp. †	345,798
442,230	InFocus Corp. †	650,078
507,381	SoftBrands, Inc. †	476,938

		1,472,814

	Total Common Stock (Cost $19,870,852)	16,398,962

	Short-Term Investment - 3.90%

	Money Market Fund - 3.90%
664,611	Fifth Third Institutional Money Market, 3.40%
	(Cost $664,611)	664,611

	Total Investments (Cost $20,535,463)* - 100.11%	$17,063,573
	Other Assets Net of Liabilities - (0.11)%	(19,355)

	NET ASSETS - 100.00%	$17,044,218

†	Non–income producing security.
ADR American Depositary Receipt.
plc Public Limited Company
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$2,561,429
Gross Unrealized Depreciation	(6,033,319)

Net Unrealized Appreciation (Depreciation)	$(3,471,890)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	quoted prices in active markets for identical assets

Level 2	-	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds,credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$17,063,573	$—

Level 2 - Other Significant Observable Inputs	—	—

Level 3 - Significant Unobservable Inputs	—	—

Total Investments	$17,063,573	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Series Trust

By:	/S/ WARREN J. ISABELLE
Warren J. Isabelle, President

Date:	11/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ WARREN J. ISABELLE
Warren J. Isabelle, President

Date:	11/21/08

By:	/S/ STACEY E. HONG
Stacey E. Hong, Treasurer

Date:	11/21/08